FAIR VALUE OF FINANCIAL INSTRUMENTS (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets:
Derivative assets	$ 1,117	$ 608
Total financial assets	1,117	608
Liabilities:
Payment obligation in connection with acquisitions	7,653	49,124
Derivative liabilities	84	214
Convertible debt	29,526	35,463
Total financial liabilities	37,263	84,801
Level 1 [Member]
Assets:
Derivative assets
Total financial assets
Liabilities:
Payment obligation in connection with acquisitions
Derivative liabilities
Convertible debt	29,526	35,463
Total financial liabilities	29,526	35,463
Level 2 [Member]
Assets:
Derivative assets	1,117	608
Total financial assets	1,117	608
Liabilities:
Payment obligation in connection with acquisitions
Derivative liabilities	84	214
Convertible debt
Total financial liabilities	84	214
Level 3 [Member]
Assets:
Derivative assets
Total financial assets
Liabilities:
Payment obligation in connection with acquisitions	7,653	49,124
Derivative liabilities
Convertible debt
Total financial liabilities	$ 7,653	$ 49,124